Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities.
Lease liabilities	£ 1,118	£ 1,263
Provisions for liabilities and charges	1,138	1,268
Retirement benefit liabilities	98	114
Accruals	1,407	1,508
Deferred income	355	319
Current tax	55	12
Deferred tax	227	359
Acceptances	237	225
Other liabilities	711	729
Total other liabilities	5,346	5,797
Liabilities of disposal groups	£ 15	£ 5